TAXES ON INCOME (Details Narrative) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)
IfrsStatementLineItems [Line Items]
Loss carryforwards	$ 45,594	₪ 145,446	₪ 118,750
ISRAEL
IfrsStatementLineItems [Line Items]
Applicable tax rate	23.00%	23.00%
UNITED STATES
IfrsStatementLineItems [Line Items]
Applicable tax rate	21.00%	21.00%
KOREA, REPUBLIC OF
IfrsStatementLineItems [Line Items]
Applicable tax rate	11.00%	11.00%